Share-Based Compensation Plans - Other Stock Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 31.1	$ 40.6	$ 31.5
Savings Related Share Option Scheme for United Kingdom
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period (in years)	1 year
Purchase price as percentage of market value (not less than)	85.00%
Payroll deduction period to accumulate funds used for share-based payment award	60 months
Share-based compensation	$ 0.1	$ 0.1	$ 0.2
Vesting period one | Savings Related Share Option Scheme for United Kingdom
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting period	3 years
Vesting period two | Savings Related Share Option Scheme for United Kingdom
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting period	5 years
Vesting period three | Savings Related Share Option Scheme for United Kingdom
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting period	7 years